Income Taxes (Schedule of Temporary Tax Differences That Gave Rise to Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
ALLL	$ 564	$ 553
Postretirement plans	451	431
Net unrealized loss on AFS securities	155	124
Equity-based compensation	124	129
Reserves and expense accruals	238	255
Investments in qualified affordable housing projects	116	110
Other	317	292
Total deferred tax assets	1,965	1,894
Deferred tax liabilities:
Prepaid pension plan expense	558	509
MSRs	358	331
Lease financing	587	663
Loan fees and expenses	103	70
Identifiable intangible assets	224	207
Other	45	169
Total deferred tax liabilities	1,875	1,949
Net deferred tax asset	$ 90
Net deferred tax (liability)		$ (55)